Fair Value Measurements - Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Y Asset	Dec. 31, 2024 USD ($)
Fair Value Measurements
Deferred debt issuance cost	$ 4,500	$ 4,900
Restricted cash	0	0
Transfers amount Fair value assets level 1 to level 2	$ 0	$ 0
Number of non-recurring assets | Asset	1
Interest rate swap contracts
Fair Value Measurements
Weighted average remaining terms	1 year 7 months 6 days	1 year
Interest rate swap contracts | Minimum
Fair Value Measurements
Notional amount per contract	$ 14,400	$ 13,800
Fixed interest rate	1.55%	0.71%
Interest rate swap contracts | Maximum
Fair Value Measurements
Notional amount per contract	$ 50,000	$ 27,900
Fixed interest rate	3.80%	2.90%
Discounted cashflow | Expected term
Fair Value Measurements
Vessel, Measurement input | Y	20
Discounted cashflow | Discount rate
Fair Value Measurements
Vessel, Measurement input	0.0918